UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number 811-21774

                       First Trust Exchange-Traded Fund
                ---------------------------------------------------
                (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                  Lisle, IL 60532
                ----------------------------------------------------
                 (Address of principal executive offices) (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                               Wilmington, DE 19805
                ----------------------------------------------------
                     (Name and address of agent for service)

          Registrant's telephone number, including area code: 630-241-4141

                     Date of fiscal year end: December 31

                  Date of reporting period: March 31, 2006


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.




     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments
     March 31, 2006 (Unaudited)



                                                                   Market
   Shares                                                          Value

           COMMON STOCKS--99.9%
           Aerospace & Defense--3.0%
   5,006   AAR Corp.*                                        $     142,571
   2,022   ARGON ST, Inc.*                                          67,798
   2,340   EDO Corp.                                                72,189
   2,889   Essex Corp.*                                             63,616
   2,163   Herley Industries, Inc.*                                 45,163
   2,093   Innovative Solutions & Support, Inc.*                    27,209
   1,497   MTC Technologies, Inc.*                                  41,901
   1,600   United Industrial Corp.                                  97,488
                                                             -------------
                                                                   557,935
                                                             -------------
           Air Freight & Logistics--0.3%
   8,709   ABX Air, Inc.*                                           59,308
                                                             -------------
           Airlines--0.8%
   5,685   ExpressJet Holdings, Inc.*                               42,296
   4,456   Republic Airways Holdings, Inc.*                         65,993
   3,246   World Air Holdings, Inc.*                                31,876
                                                             -------------
                                                                   140,165
                                                             -------------
           Auto Components--0.9%
   3,179   Aftermarket Technology Corp.*                            71,877
   2,499   Drew Industries, Inc.*                                   88,840
                                                             -------------
                                                                   160,717
                                                             -------------
           Beverages--0.2%
   1,359   Boston Beer (The) Co., Inc., Class A*                    35,348
                                                             -------------
           Biotechnology--0.5%
   3,117   Albany Molecular Research, Inc.*                         31,669
   1,553   Kendle International, Inc.*                              52,491
                                                             -------------
                                                                    84,160
                                                             -------------
           Building Products--0.7%
   1,641   American Woodmark Corp.                                  58,256
   4,157   Apogee Enterprises, Inc.                                 70,170
                                                             -------------
                                                                   128,426
                                                             -------------
           Capital Markets--0.4%
   5,084   TradeStation Group, Inc.*                                70,261
                                                             -------------
           Chemicals--1.6%
   3,499   Arch Chemicals, Inc.                                    106,370
   5,210   Calgon Carbon Corp.                                      32,042


See Notes to Quarterly Portfolio of Investments.                      Page 1

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)


                                                                   Market
   Shares                                                          Value

           COMMON STOCKS-- (Continued)
           Chemicals-- (Continued)
   1,687   Pioneer Cos., Inc.*                               $      51,454
   4,799   Spartech Corp.                                          115,175
                                                             -------------
                                                                   305,041
                                                             -------------
           Commercial Banks--5.2%
   1,555   Bank of the Ozarks, Inc.                                 56,758
   3,640   Cardinal Financial Corp.                                 49,249
   2,332   Columbia Banking Systems, Inc.                           78,029
   2,011   First Indiana Corp.                                      56,107
     397   First Regional Bancorp*                                  35,385
   1,312   IBERIABANK Corp.                                         74,220
   2,294   Independent Bank Corp.                                   73,752
   2,413   Main Street Banks, Inc.                                  62,448
   1,134   Mercantile Bank Corp.                                    44,339
   1,898   Old Second Bancorp, Inc.                                 62,311
   2,033   Southwest Bancorp, Inc.                                  45,214
   2,671   Sterling Bancorp                                         55,023
   4,010   Sterling Financial Corp.                                 87,578
   3,501   Texas Capital Bancshares, Inc.*                          84,024
   1,446   Vineyard National Bancorp Co.                            42,368
   3,376   Wilshire Bancorp, Inc.                                   62,760
                                                             -------------
                                                                   969,565
                                                             -------------
           Commercial Services & Supplies--7.2%
   5,271   Bowne & Co., Inc.                                        87,868
   3,589   Casella Waste Systems, Inc.*                             51,000
   1,894   CDI Corp.                                                54,490
   2,649   Central Parking Corp.                                    42,384
   1,955   Clean Harbors, Inc.*                                     58,005
   1,659   CRA International, Inc.*                                 81,722
   2,022   Duratek, Inc.*                                           44,282
   3,798   Ennis, Inc.                                              74,061
   3,575   Healthcare Services Group                                76,362
   2,857   Heidrick & Struggles International, Inc.*               103,652
   2,174   Huron Consulting Group, Inc.*                            65,850
   5,323   Kforce, Inc.*                                            67,868
   2,821   LECG Corp.*                                              54,361
   2,989   McGrath Rentcorp                                         89,849
   5,160   Mobile Mini, Inc.*                                      159,547
   1,559   Schawk, Inc.                                             40,550
   2,357   SOURCECORP*                                              56,827
   9,103   Spherion Corp.*                                          94,671
   2,316   Standard Register (The) Co.                              35,898
                                                             -------------
                                                                 1,339,247
                                                             -------------


See Notes to Quarterly Portfolio of Investments.                      Page 2

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value


           COMMON STOCKS-- (Continued)
           Communications Equipment--1.3%
   2,557   Anaren, Inc.*                                     $      49,784
   1,250   Bel Fuse, Inc., Class B                                  43,788
   2,028   Blue Coat Systems, Inc.*                                 44,089
   3,013   Inter-Tel, Inc.                                          64,598
   2,672   Spectralink Corp.                                        33,534
                                                             -------------
                                                                   235,793
                                                             -------------
           Computers & Peripherals--1.6%
   8,773   Advanced Digital Information Corp.*                      77,027
   6,593   Dot Hill Systems Corp.*                                  46,810
   4,356   Novatel Wireless, Inc.*                                  38,986
   4,126   Presstek, Inc.*                                          49,099
   1,432   Rimage Corp.*                                            32,335
   1,549   Stratasys, Inc.*                                         45,665
                                                             -------------
                                                                   289,922
                                                             -------------
           Consumer Finance--1.4%
   1,920   ACE Cash Express, Inc.*                                  47,789
   1,549   Dollar Financial Corp.*                                  27,541
   3,931   First Cash Financial Services, Inc.*                     78,581
   1,487   United PanAm Financial Corp.*                            45,948
   2,457   World Acceptance Corp.*                                  67,322
                                                             -------------
                                                                   267,181
                                                             -------------
           Containers & Packaging--0.9%
   2,916   Chesapeake Corp.                                         40,474
   4,017   Myers Industries, Inc.                                   64,232
   4,648   Rock-Tenn Co., Class A                                   69,673
                                                             -------------
                                                                   174,379
                                                             -------------
           Distributors--1.0%
   2,838   Audiovox Corp.*                                          33,886
   2,392   Keystone Automotive Industries, Inc.*                   100,966
   4,979   Source Interlink Cos., Inc.*                             56,761
                                                             -------------
                                                                   191,613
                                                             -------------
           Diversified Consumer Services--0.1%
     982   Escala Group, Inc.*                                      25,719
                                                             -------------
           Diversified Financial Services--0.2%
   2,336   Encore Capital Group, Inc.*                              34,456
                                                             -------------


See Notes to Quarterly Portfolio of Investments.                      Page 3

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value


           COMMON STOCKS-- (Continued)
           Diversified Telecommunication Services--1.0%
   6,319   General Communication, Inc., Class A*             $      76,397
   3,479   Iowa Telecommunications Services, Inc.                   66,379
   4,134   Talk America Holdings, Inc.*                             35,263
                                                             -------------
                                                                   178,039
                                                             -------------
           Electric Utilities--0.5%
   3,815   Empire District Electric (The) Co.                       84,769
                                                             -------------
           Electrical Equipment--2.9%
   5,562   Artesyn Technologies, Inc.*                              60,904
   3,038   EnerSys*                                                 41,924
   7,323   General Cable Corp.*                                    222,107
   3,677   II-VI, Inc.*                                             66,517
   1,501   LaBarge, Inc.                                            22,440
   2,949   LSI Industries, Inc.                                     50,251
   2,559   Superior Essex, Inc.*                                    65,101
                                                             -------------
                                                                   529,244
                                                             -------------
           Electronic Equipment & Instruments--5.9%
   4,541   Agilysys, Inc.                                           68,387
   4,181   Bell Microproducts, Inc.*                                25,755
   6,162   Brightpoint, Inc.*                                      191,391
   5,486   CTS Corp.                                                73,403
   2,422   Daktronics, Inc.                                         88,403
   2,606   Digital Theater Systems, Inc.*                           51,234
   2,587   LoJack Corp.*                                            62,036
   2,039   Measurement Specialties, Inc.*                           53,320
   3,145   Mercury Computer Systems, Inc.*                          50,949
   5,584   Methode Electronics, Inc., Class A                       60,810
   1,318   Multi-Fineline Electronix, Inc.*                         77,090
   1,207   PAR Technology Corp.*                                    21,412
   2,738   Park Electrochemical Corp.                               80,771
   2,981   Radisys Corp.*                                           59,173
   2,230   Rofin-Sinar Technologies, Inc.*                         120,710
                                                             -------------
                                                                 1,084,844
                                                             -------------
           Energy Equipment & Services--0.5%
   3,003   GulfMark Offshore, Inc.*                                 83,483
                                                             -------------
           Food & Staples Retailing--1.0%
   1,121   Andersons (The), Inc.                                    87,696
   1,977   Nash Finch Co.                                           59,112


See Notes to Quarterly Portfolio of Investments.                      Page 4

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON STOCKS-- (Continued)
           Food & Staples Retailing-- (Continued)
   1,915   Smart & Final, Inc.*                              $      31,387
                                                             -------------
                                                                   178,195
                                                             -------------
           Food Products--1.4%
     761   Green Mountain Coffee Roasters, Inc.*                    30,227
   2,060   J & J Snack Foods Corp.                                  69,195
   4,349   Lance, Inc.                                              97,853
   2,079   Peet's Coffee & Tea, Inc.*                               62,370
                                                             -------------
                                                                   259,645
                                                             -------------
           Health Care Equipment & Supplies--5.0%
   1,579   Angiodynamics, Inc.*                                     47,465
   3,356   Candela Corp.*                                           72,490
   1,724   Cantel Medical Corp.*                                    28,256
   1,383   Cutera, Inc.*                                            37,507
   1,856   Datascope Corp.                                          73,423
   2,669   DJ Orthopedics, Inc.*                                   106,120
   7,728   Encore Medical Corp.*                                    39,567
   3,196   Greatbatch, Inc.*                                        70,024
   4,701   HealthTronics, Inc.*                                     38,877
   1,872   ICU Medical, Inc.*                                       67,748
   3,355   Meridian Bioscience, Inc.                                90,518
   3,938   Merit Medical Systems, Inc.*                             47,295
   2,604   Molecular Devices Corp.*                                 86,349
   2,330   SonoSite, Inc.*                                          94,691
   4,103   TriPath Imaging, Inc.*                                   28,639
                                                             -------------
                                                                   928,969
                                                             -------------
           Health Care Providers & Services--3.7%
   4,873   Allied Healthcare International, Inc.*                   23,634
   4,296   AMN Healthcare Services, Inc.*                           80,421
   1,184   Computer Programs & Systems, Inc.                        59,200
   3,480   Gentiva Health Services, Inc.*                           63,371
   1,843   Horizon Health Corp.*                                    36,491
   1,192   Medcath Corp.*                                           22,791
   5,156   Odyssey HealthCare, Inc.*                                88,735
   3,113   Option Care, Inc.                                        44,018
   2,513   Phase Forward, Inc.*                                     27,995
   1,087   Providence Service (The) Corp.*                          35,349
   1,653   Radiation Therapy Services, Inc.*                        42,168
   2,513   RehabCare Group, Inc.*                                   47,370
   2,705   Res-Care, Inc.*                                          49,718
   2,551   Symbion, Inc.*                                           57,780
                                                             -------------
                                                                   679,041
                                                             -------------

See Notes to Quarterly Portfolio of Investments.                      Page 5

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON SHARES-- (Continued)
           Hotels, Restaurants & Leisure--2.9%
   3,097   AFC Enterprises*                                  $      43,048
   2,098   BJ'S Restaurants, Inc.*                                  56,646
   1,336   Churchill Downs, Inc.                                    51,196
   2,694   Lone Star Steakhouse & Saloon, Inc.                      76,563
   3,358   Luby's, Inc.*                                            41,941
   5,649   Mikohn Gaming Corp.*                                     54,061
   1,300   Monarch Casino & Resort, Inc.*                           36,907
   6,225   Ryan's Restaurant Group, Inc.*                           90,263
   3,827   Steak N Shake (The) Co.*                                 80,750
                                                             -------------
                                                                   531,375
                                                             -------------
           Household Durables--1.4%
     651   Avatar Holdings, Inc.*                                   39,711
   6,884   Interface, Inc., Class A*                                95,068
     888   Orleans Homebuilders, Inc.                               17,991
   1,944   Stanley Furniture Co., Inc.                              56,862
   2,524   Tarragon Corp.                                           50,228
                                                             -------------
                                                                   259,860
                                                             -------------
           Household Products--0.4%
   2,349   WD-40 Co.                                                72,467
                                                             -------------
           Industrial Conglomerates--0.5%
   2,553   Raven Industries, Inc.                                   99,848
                                                             -------------
           Insurance--3.8%
   1,053   Affirmative Insurance Holdings, Inc.                     13,910
   7,023   American Equity Investment Life Holding Co.             100,710
   1,273   American Physicians Capital, Inc.*                       61,104
   1,223   Baldwin & Lyons, Inc., Class B                           32,471
   2,782   Bristol West Holdings, Inc.                              53,554
   1,958   Clark, Inc.                                              23,124
   2,478   Direct General Corp.                                     42,151
   1,458   FPIC Insurance Group, Inc.*                              55,112
   1,761   Navigators Group, Inc.*                                  87,346
   3,218   Presidential Life Corp.                                  81,769
   2,049   Safety Insurance Group, Inc.                             93,557
   2,534   Tower Group, Inc.                                        58,535
                                                             -------------
                                                                   703,343
                                                             -------------
           Internet & Catalog Retail--0.8%
     585   Blair Corp.                                              24,225
   2,397   Blue Nile, Inc.*                                         84,350


See Notes to Quarterly Portfolio of Investments.                      Page 6

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON SHARES--(Continued)
           Internet & Catalog Retail--(Continued)
   2,752   PetMed Express, Inc.*                             $      48,903
                                                             -------------
                                                                   157,478
                                                             -------------
           Internet Software & Services--1.3%
   2,672   eCollege.com, Inc.*                                      50,340
   7,607   Entrust, Inc.*                                           34,232
   7,437   Ipass, Inc.*                                             59,570
   3,685   Online Resources Corp.*                                  47,905
   8,050   SonicWALL, Inc.*                                         57,075
                                                             -------------
                                                                   249,122
                                                             -------------
           IT Services--2.5%
   8,140   Ciber, Inc.*                                             51,933
   2,007   Forrester Research, Inc.*                                44,796
   4,025   Gevity HR, Inc.                                          98,452
   5,256   infoUSA, Inc.*                                           68,223
   2,295   Intrado, Inc.*                                           59,624
   2,462   RightNow Technologies, Inc.*                             39,072
   1,589   SI International, Inc.*                                  55,853
   3,682   SYKES Enterprises, Inc.*                                 52,211
                                                             -------------
                                                                   470,164
                                                             -------------
           Leisure Equipment & Products--0.7%
   4,024   Jakks Pacific, Inc.*                                    107,601
   3,264   Sturm Ruger & Co., Inc.                                  26,047
                                                             -------------
                                                                   133,648
                                                             -------------
           Machinery--5.2%
   1,911   3D Systems*                                              40,838
   3,178   Accuride Corp.*                                          36,547
   1,222   American Science & Engineering, Inc.*                   114,135
   2,272   Astec Industries, Inc.*                                  81,565
     812   Badger Meter, Inc.                                       46,268
   1,630   Cascade Corp.                                            86,146
   2,566   Columbus McKinnon Corp.*                                 69,102
   3,135   Commercial Vehicle Group, Inc.*                          60,223
   2,630   Flanders Corp.*                                          30,718
   1,542   Gehl Co.*                                                51,071
   2,011   Greenbrier Cos., Inc.                                    80,541
   1,612   Lindsay Manufacturing Co.                                43,669
     921   Middleby Corp.*                                          77,106
   1,721   Robbins & Myers, Inc.                                    37,174
   1,053   Tennant Co.                                              55,093

See Notes to Quarterly Portfolio of Investments.                      Page 7

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON SHARES--(Continued)
           Machinery--(Continued)
   2,670   Titan International, Inc.                         $      46,084
                                                             -------------
                                                                   956,280
                                                             -------------
           Media--0.6%
   1,637   Courier Corp.                                            72,584
   3,073   Playboy Enterprises, Inc., Class B*                      43,637
                                                             -------------
                                                                   116,221
                                                             -------------
           Metals & Mining--1.1%
   3,777   AMCOL International Corp.                               108,778
   3,408   Ryerson Tull, Inc.                                       91,198
                                                             -------------
                                                                   199,976
                                                             -------------
           Multiline Retail--0.9%
   1,589   Bon-Ton Stores (The), Inc.                               51,404
   1,236   Conn's, Inc.*                                            42,222
   5,485   Fred's, Inc.                                             72,731
                                                             -------------
                                                                   166,357
                                                             -------------
           Oil & Gas & Consumable Fuels--3.7%
   2,989   Atlas America, Inc.*                                    142,904
   1,579   Atlas Pipeline Partners LP                               66,792
   2,497   Callon Petroleum Co.*                                    52,487
   2,420   Edge Petroleum Corp.*                                    60,452
   2,010   Giant Industries, Inc.*                                 139,775
   1,725   Maritrans, Inc.                                          42,142
   6,561   Petroquest Energy, Inc.*                                 66,200
   2,374   Resource America, Inc., Class A                          47,290
   7,431   Transmontaigne, Inc.*                                    72,898
                                                             -------------
                                                                   690,940
                                                             -------------
           Paper & Forest Products--1.1%
   1,658   Deltic Timber Corp.                                     100,475
   5,723   Glatfelter                                              104,902
                                                             -------------
                                                                   205,377
                                                             -------------

           Personal Products--0.4%
   1,139   Inter Parfums, Inc.                                      22,700
   1,675   Nature's Sunshine Products, Inc.                         20,938
     995   Parlux Fragrances, Inc.*                                 32,089
                                                             -------------
                                                                    75,727
                                                             -------------

See Notes to Quarterly Portfolio of Investments.                      Page 8

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON SHARES--(Continued)
           Pharmaceuticals--0.4%
   2,694   Bentley Pharmaceuticals, Inc.*                    $      35,426
   1,978   CNS, Inc.                                                42,606
                                                             -------------
                                                                    78,032
                                                             -------------
           Real Estate--3.3%
   7,208   Anworth Mortgage Asset Corp.                             56,655
   2,502   Arbor Realty Trust, Inc.                                 67,529
   8,135   Ashford Hospitality Trust, Inc.                         100,874
   2,600   Boykin Lodging Co.*                                      29,354
   8,111   Highland Hospitality Corp.                              103,091
   4,132   Kite Realty Group Trust                                  65,905
   4,080   MortgageIT Holdings, Inc.                                44,186
   3,597   Opteum, Inc., Class A                                    30,790
   2,514   Ramco-Gershenson Properties                              76,099
   3,937   Winston Hotels, Inc.                                     44,764
                                                             -------------
                                                                   619,247
                                                             -------------
           Road & Rail--0.8%
   2,252   Marten Transport Ltd.*                                   40,739
   5,764   RailAmerica, Inc.*                                       61,444
   1,508   USA Truck, Inc.*                                         37,127
                                                             -------------
                                                                   139,310
                                                             -------------
           Semiconductors & Semiconductor Equipment--2.1%
   1,576   ADE Corp.*                                               48,257
   3,043   Cohu, Inc.                                               64,572
   2,902   Diodes, Inc.*                                           120,433
   2,959   IXYS Corp.*                                              27,282
   1,946   Portal Player, Inc.*                                     43,260
   3,116   Standard Microsystems Corp.*                             80,954
                                                             -------------
                                                                   384,758
                                                             -------------
           Software--4.3%
   1,087   Ansoft Corp.*                                            45,317
   2,019   Blackbaud, Inc.                                          42,783
   3,213   Bottomline Technologies, Inc.*                           44,114
   1,986   EPIQ Systems, Inc.*                                      37,734
   5,692   InterVoice, Inc.*                                        49,008
   4,343   JDA Software Group, Inc.*                                62,713
   3,301   MRO Software, Inc.*                                      52,684
   2,738   Open Solutions, Inc.*                                    74,775
   3,230   Radiant Systems, Inc.*                                   43,670
   7,275   Secure Computing Corp.*                                  83,954
   3,704   Sonic Solutions, Inc.*                                   67,079
   2,487   SPSS, Inc.*                                              78,738

See Notes to Quarterly Portfolio of Investments.                      Page 9

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON STOCKS--(Continued)
           Software--(Continued)
   4,785   Witness Systems, Inc.*                            $     121,539
                                                             -------------
                                                                   804,108
                                                             -------------
           Specialty Retail--5.2%
   1,302   America's Car-Mart, Inc.*                                27,993
   3,388   Big 5 Sporting Goods Corp.                               66,337
   2,042   Cache, Inc.*                                             37,450
   4,229   Casual Male Retail Group, Inc.*                          41,190
   4,580   Cato (The) Corp.                                        109,279
   2,444   Charlotte Russe Holding, Inc.*                           52,302
   5,454   Christopher & Banks Corp.                               126,588
   1,034   Citi Trends, Inc.*                                       41,112
     869   DEB Shops, Inc.                                          25,809
   4,595   Gymboree Corp.*                                         119,654
   2,562   JOS A Bank Clothiers, Inc.*                             122,848
   2,317   Lithia Motors, Inc.                                      80,400
   2,168   Midas, Inc.*                                             47,414
   1,011   Zumiez, Inc.*                                            61,772
                                                             -------------
                                                                   960,148
                                                             -------------
           Textiles, Apparel & Luxury Goods--2.1%
   4,230   Hartmarx Corp.*                                          37,689
   4,944   Iconix Brand Group, Inc.*                                71,935
   1,811   Kenneth Cole Productions, Inc., Class A                  50,165
   2,740   Movado Group, Inc.                                       63,239
   1,123   Perry Ellis International, Inc.*                         25,413
   1,691   Steven Madden Ltd.*                                      60,031
   5,429   Stride Rite Corp.                                        78,612
                                                             -------------
                                                                   387,084
                                                             -------------
           Thrifts & Mortgage Finance--3.2%
   5,041   Dime Community Bancshares                                72,439
   1,273   Federal Agricultural Mortgage Corp.                      37,452
   3,493   Franklin Bank Corp.*                                     67,170
     860   ITLA Capital Corp.                                       41,469
   4,614   KNBT Bancorp, Inc.                                       75,439
   6,314   Partners Trust Financial Group, Inc.                     75,263
   6,435   Provident New York Bancorp                               83,462
   2,442   TierOne Corp.                                            82,906
     969   WSFS Financial Corp.                                     60,882
                                                             -------------
                                                                   596,482
                                                             -------------
           Trading Companies & Distributors--1.2%
   4,154   Interline Brands, Inc.*                                 104,806
   2,110   Nuco2, Inc.*                                             66,971


See Notes to Quarterly Portfolio of Investments.                      Page 10

     First Trust Dow Jones Select MicroCap Index(SM) Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)

                                                                   Market
   Shares                                                          Value

           COMMON STOCKS--(Continued)
           Trading Companies & Distributors--(Continued)
   2,487   Rush Enterprises, Inc., Class A*                  $      43,721
                                                             -------------
                                                                   215,498
                                                             -------------
           Water Utilities--0.8%
   2,492   American States Water Co.                                93,101
   3,217   Southwest Water Co.                                      51,279
                                                             -------------
                                                                   144,380
                                                             -------------

           Total Common Stocks
           (Cost $17,633,182)                                   18,492,695
                                                             -------------

           Total Investments - 99.9%
           (Cost $17,633,182) (a)                               18,492,695
           Net Other Assets & Liabilities--0.1%                     10,684
                                                             -------------
           Net Assets--100.0%                                $  18,503,379
                                                             =============


          ______________________________

          * Non-income producing security.

          (a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized appreciation was $859,513 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,659,874 and aggregate gross unrealized depreciation of $800,361.


See Notes to Quarterly Portfolio of Investments.                      Page 11

     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
     Portfolio of Investments
     March 31, 2006 (Unaudited)

                                                                   Market
    Shares                                                         Value


             COMMON STOCKS --97.9%
             Chemicals--0.6%
       411   A. Schulman, Inc.                                     $     10,172
     5,454   Lyondell Chemical Co.                                      108,534
     1,476   Olin Corp.                                                  31,690
     2,307   RPM International, Inc.                                     41,388
                                                                   ------------
                                                                        191,784
                                                                   ------------
             Commercial Banks--22.3%
     7,169   AmSouth Bancorp                                            193,921
     1,258   BancorpSouth, Inc.                                          30,205
    60,620   Bank of America Corp.                                    2,760,634
    11,236   BB&T Corp.                                                 440,451
       428   Chemical Financial Corp.                                    13,829
       869   Citizens Banking Corp.                                      23,333
     3,509   Comerica, Inc.                                             203,417
     1,633   F.N.B. Corp.                                                27,924
       537   First Charter Corp.                                         13,264
     1,947   First Commonwealth Financial Corp.                          28,543
       914   First Financial Bancorp                                     15,209
     3,120   First Horizon National Corp.                               129,948
     1,929   FirstMerit Corp.                                            47,569
     7,864   KeyCorp                                                    289,395
    12,468   National City Corp.                                        435,133
       682   National Penn Bancshares, Inc.                              14,513
       583   NBT Bancorp, Inc.                                           13,555
     1,355   Old National Bancorp                                        29,322
       218   Park National Corp.                                         23,217
     4,622   PNC Financial Services Group, Inc.                         311,107
       565   Provident Bankshares Corp.                                  20,594
     9,914   Regions Financial Corp.                                    348,675
     1,513   Republic Bancorp, Inc.                                      18,217
     1,011   Susquehanna Bancshares, Inc.                                26,053
    40,868   US Bancorp                                               1,246,474
     2,145   Valley National Bancorp                                     54,955
       361   WesBanco, Inc.                                              11,844
                                                                   ------------
                                                                      6,771,301
                                                                   ------------
             Commercial Services & Supplies--0.2%
     1,839   Deluxe Corp.                                                48,127
                                                                   ------------
             Diversified Financial Services--16.5%
    64,917   Citigroup, Inc.                                          3,066,029
    46,462   JPMorgan Chase & Co.                                     1,934,678
                                                                   ------------
                                                                      5,000,707
                                                                   ------------


See Notes to Quarterly Portfolio of Investments                         Page 1

     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)


                                                                   Market
    Shares                                                         Value

             COMMON STOCKS -- (Continued)
             Diversified Telecommunication Services--14.4%
    51,185   AT&T, Inc.                                           $   1,384,042
    33,710   BellSouth Corp.                                          1,168,052
    53,461   Verizon Communications, Inc.                             1,820,881
                                                                  -------------
                                                                      4,372,975
                                                                  -------------
             Electric Utilities--7.1%
     4,331   Cinergy Corp.                                              196,671
     1,141   Cleco Corp.                                                 25,479
     2,356   DPL, Inc.                                                   63,612
       827   Empire District Electric (The) Co.                          18,376
     6,145   FirstEnergy Corp.                                          300,490
     7,004   FPL Group, Inc.                                            281,141
     2,418   Great Plains Energy, Inc.                                   68,067
     2,374   Hawaiian Electric Industries, Inc.                          64,407
     2,659   Northeast Utilities                                         51,930
       559   Otter Tail Corp.                                            16,038
     2,752   Pinnacle West Capital Corp.                                107,603
     7,551   Progress Energy, Inc.                                      332,092
    18,836   Southern (The) Co.                                         617,255
                                                                  -------------
                                                                      2,143,161
                                                                  -------------
             Food & Staples Retailing--0.5%
     5,692   Albertson's, Inc.                                          146,114
                                                                  --------------
             Food Products--2.2%
    15,328   ConAgra Foods, Inc.                                        328,939
       486   Lance, Inc.                                                 10,935
    18,435   Sara Lee Corp.                                             329,618
                                                                  -------------
                                                                        669,492
                                                                  -------------
             Gas Utilities--1.4%
     1,687   AGL Resources, Inc.                                         60,816
     2,112   Atmos Energy Corp.                                          55,609
       442   Laclede Group (The), Inc.                                   15,214
     1,588   National Fuel Gas Co.                                       51,959
     1,096   Nicor, Inc.                                                 43,358
       619   Northwest Natural Gas Co.                                   21,968
     1,859   Oneok, Inc.                                                 59,953
     1,241   Peoples Energy Corp.                                        44,229
     1,536   Piedmont Natural Gas Co.                                    36,849
     1,195   WGL Holdings, Inc.                                          36,352
                                                                  -------------
                                                                        426,307
                                                                  -------------

See Notes to Quarterly Portfolio of Investments                         Page 2

     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)


                                                                   Market
    Shares                                                         Value

             COMMON STOCKS--(Continued)
             Household Durables--0.5%
       785   La-Z-Boy, Inc.                                              13,345
     4,954   Newell Rubbermaid, Inc.                                    124,792
     1,277   Tupperware Brands Corp.                                     26,293
                                                                  -------------
                                                                        164,430
                                                                  -------------
             Insurance--0.3%
     2,036   Arthur J. Gallagher & Co.                                   56,621
       861   Unitrin, Inc.                                               40,045
                                                                  -------------
                                                                         96,666
                                                                  -------------
             Metals & Mining--0.1%
     1,362   Worthington Industries, Inc.                                27,322
                                                                  -------------
             Multi-Utilities--8.9%
     5,686   Ameren Corp.                                               283,277
       694   Black Hills Corp.                                           23,596
     6,857   Consolidated Edison, Inc.                                  298,280
     7,058   Dominion Resources, Inc.                                   487,213
     4,688   DTE Energy Co.                                             187,942
    20,567   Duke Energy Corp.                                          599,527
     3,803   Energy East Corp.                                           92,413
     4,388   KeySpan Corp.                                              179,338
     2,374   NSTAR                                                       67,920
     2,307   OGE Energy Corp.                                            66,903
     4,361   Public Service Enterprise Group, Inc.                      279,278
     2,169   SCANA Corp.                                                 85,112
       926   WPS Resources Corp.                                         45,578
                                                                  -------------
                                                                      2,696,377
                                                                  -------------
             Oil & Gas & Consumable Fuels--0.6%
     2,048   Kinder Morgan, Inc.                                        188,396
                                                                  -------------
             Pharmaceuticals--8.9%
    53,191   Bristol-Myers Squibb Co.                                 1,309,031
    39,035   Merck & Co., Inc.                                        1,375,203
                                                                  -------------
                                                                      2,684,234
                                                                  -------------
             Thrifts & Mortgage Finance--4.2%
       715   Dime Community Bancshares                                   10,275
     1,510   Doral Financial Corp.                                       17,441


See Notes to Quarterly Portfolio of Investments                         Page 3

     First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
     Portfolio of Investments - (Continued)
     March 31, 2006 (Unaudited)


                                                                   Market
    Shares                                                         Value

             COMMON STOCKS-- (Continued)
             Thrifts & Mortgage Finance--(Continued)
       720   Flagstar Bancorp, Inc.                               $      10,872
     7,430   New York Community Bancorp, Inc.                           130,174
     2,170   TrustCo Bank Corp.                                          26,409
    25,092   Washington Mutual, Inc.                                  1,069,420
                                                                  -------------

                                                                      1,264,591
                                                                  -------------
             Tobacco--9.2%
    32,997   Altria Group, Inc.                                       2,338,167
     2,165   Reynolds American, Inc.                                    228,408
       667   Universal Corp.                                             24,526
     4,922   UST, Inc.                                                  204,755
                                                                  -------------
                                                                      2,795,856
                                                                  -------------
             Total Common Stocks
             (Cost $29,935,607)                                      29,687,840
                                                                  -------------

             Total Investments--97.9%
             (Cost $29,935,607) (a)                                  29,687,840
             Net Other Assets & Liabilities--2.1%                       648,530
                                                                  -------------
             Net Assets--100.0%                                   $  30,336,370
                                                                  =============


   __________________________________

   (a) The cost stated also approximates the aggregate cost for Federal income tax purposes. At March 31, 2006, net unrealized depreciation was $247,767 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $186,274 and aggregate gross unrealized depreciation of $434,041.


See Notes to Quarterly Portfolio of Investments                         Page 4

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTES TO PORTFOLIO OF INVESTMENTS

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of two funds, the First Trust Dow Jones Select MicroCap Index(SM) Fund and First Trust Morningstar(R) Dividend Leaders(SM) Index Fund (the "Funds"). Each Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Funds' investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Exchange-Traded Fund

By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date: May 23, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date: May 23, 2006




By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date:  May 23, 2005